License and Distribution Agreements	12 Months Ended
Dec. 31, 2021
License And Distribution Agreements [Abstract]
License and Distribution Agreements
15.	License and Distribution Agreements
Sorrento Therapeutics, Inc. License and Transfer Agreement
On August 15, 2017, Legacy Celularity entered into a License and Transfer Agreement with TNK Therapeutics, Inc. and Sorrento Therapeutics, Inc. (collectively “Sorrento”), pursuant to which Legacy Celularity was granted an exclusive license to certain materials, patents and intellectual property related to Sorrento to develop and commercialize products for the treatment of any disease or disorder (the “2017 License Agreement”). During the first quarter of 2020, the 2017 License Agreement was mutually terminated.
On August 26, 2020, Legacy Celularity and Sorrento entered into a binding term sheet for the exclusive worldwide license to CD19
CAR-T
constructs for use in placenta-derived cells for the treatment of any disease or disorder (the “2020 Sorrento Term Sheet”). The 2020 Sorrento Term Sheet outlined various provisions to be incorporated and further negotiated in contemplation of a final license and supply agreement.

On September 30, 2020, Legacy Celularity and Sorrento entered into a new License and Transfer Agreement for the exclusive worldwide license to CD19
CAR-T
constructs for use in placenta-derived cells and/or cord blood-derived cells for the treatment of any disease or disorder (the “2020 Sorrento License Agreement”). Celularity retains the right to sublicense the rights granted under the agreement with Sorrento’s prior written consent. As consideration for the license, the Company is obligated to pay Sorrento a royalty equal to low single-digit percentage of net sales (as defined within the agreement) and a royalty equal to low double-digit percentage of all sublicensing revenues (as defined within the agreement). The 2020 Sorrento License Agreement will remain in effect until terminated by either the Company or Sorrento for uncured material breach upon 90 days written notice or, after the first anniversary of the effective date of the Sorrento Agreement, by the Company for convenience upon six months’ written notice to Sorrento.
The Company and Sorrento are actively negotiating a new supply agreement related to the 2020 Sorrento License Agreement. The 2020 Sorrento Term Sheet details certain aspects of this supply agreement, including pricing terms on material and/or licensed product supplied under the 2020 Sorrento License Agreement. The Company did not
incur incentive payments related to the 2020 Sorrento Term Sheet.
Lung Biotechnology PBC License Agreement
On June 30, 2017, Legacy Celularity entered into a license agreement with Lung Biotechnology PBC (“LB”), a wholly owned subsidiary of United Therapeutics Corporation (the “LB Agreement”), whereupon Legacy Celularity granted to LB an exclusive, worldwide sublicensable license of certain intellectual property to develop and commercialize products in the fields of thoracic and abdominal organ transplantation and pulmonary diseases (the “LB Licensed IP”). Pursuant to the LB Agreement, Legacy Celularity agreed to supply LB with placental-derived stem cells for use in the development and commercialization of products.
On April 3, 2020, Legacy Celularity and LB agreed to expand their strategic collaborative license agreement to include treatment of
COVID-19
and Acute Respiratory Distress Syndrome (“ARDS”). Under the amended collaborative agreement, the Company will seek regulatory approval for
CYNK-001
in the treatment of
COVID-19,
and LB will seek regulatory approval for
CYNK-001
in the treatment of ARDS. LB has global rights under the amended collaborative agreement to commercialize
CYNK-001
in the treatment of
COVID-19
and ARDS. The collaboration will be governed by a joint steering committee to oversee development and commercialization activities. LB will provide financial support as needed and requested by Legacy Celularity, subject to a maximum of $75 per enrolled patient in the related clinical studies, which will be recorded as an offset to research and development expense.
During the first quarter of 2021, the license agreement with LB was terminated in its entirety effective April 11, 2021. The termination applies to the April 3, 2020 amendment for the treatment of
CYNK-001
in
COVID-19
and ARDS.
Genting Innovation PTE LTD Distribution Agreement
On May 4, 2018, concurrently with Dragasac’s equity investment in the Series B Preferred Stock, the Company entered into a distribution agreement with Genting Innovation PTE LTD (“Genting”) pursuant to which Genting was granted supply and distribution rights to certain Company products in select Asia markets (the “Genting Agreement”). The Genting Agreement grants Genting limited distribution rights to the Company’s then-current portfolio of degenerative disease products and provides for the automatic rights to future products developed by or on behalf of the Company.
The term of the Genting Agreement was renewed on January 31, 2021, and automatically renews for successive twelve month terms unless: Genting provides written notice of its intention not to renew at least three months prior to a renewal term or the Genting Agreement is otherwise terminated by either party for cause.
Genting and Dragasac are both direct subsidiaries of Genting Berhad, a public limited liability company incorporated and domiciled in Malaysia.
Celgene Corporation License Agreement
In connection with the Anthrogenesis acquisition, on August 20, 2017, the Company entered into a license agreement with Celgene (the “Celgene Agreement”) pursuant to which the Company granted Celgene two separate licenses to certain intellectual property owned or controlled by Anthrogenesis as of the date of the Company’s acquisition of Anthrogenesis (the “Anthrogenesis IP”). The Celgene Agreement grants Celgene a royalty-free, fully-paid up, worldwide, non-exclusive license
to the Anthrogenesis IP for
pre-clinical research
purposes in all fields and a royalty-free, fully-paid up, worldwide license, with the right to grant sublicenses, to the Anthrogenesis IP for the development, manufacture, commercialization and exploitation of products in the field of the construction of any CAR, the modification of any
T-lymphocyte or
NK cell to express such a CAR, and/or the use of such CARs or
T-lymphocytes or
NK cells for any purpose, including prophylactic, diagnostic, and/or therapeutic uses thereof.
The Celgene Agreement will remain in effect until its termination by either party for cause.
Sanuwave Licensing Agreement
On August 6, 2020, in conjunction with the sale of the UltraMIST business, Legacy Celularity entered into a five-year licensing arrangement with Sanuwave that includes (i) an exclusive Biovance license for distribution and commercialization in the wound care market worldwide, except for certain Asian jurisdictions and (ii) a non-exclusive
license for the distribution and commercialization of Interfyl in the wound care market worldwide, except for certain Asian jurisdictions (the “Sanuwave Licensing Agreement”). Sanuwave has the right to grant sublicenses of the exclusive Biovance license and non-exclusive
Interfyl license to (i) its affiliates without the consent of the Company and (ii) any third party for the sole purpose of providing services directly to Sanuwave upon prior written consent by the Company. The Sanuwave License Agreement will automatically renew for additional one-year
periods unless either party gives written notice of termination at least 180 days prior to the expiration of the then-current term. Under the Sanuwave License Agreement, the Company will receive a quarterly license fee and a defined royalty on each product sold. A credit is provided to Sanuwave for Biovance royalties up to the quarterly license fee amount. The Company may terminate the Sanuwave Licensing Agreement following the second year if annual sales of that year are less than $3,000. Following the third year of the agreement, either party may terminate the Sanuwave Licensing Agreement upon 90 days written notice should annual sales not exceed $5,000 in that third year or any year thereafter.
Under the Sanuwave Licensing Agreement, the Company will serve on a joint steering committee where it will oversee Sanuwave’s marketing efforts with respect to the licensed products.
During the second quarter of 2021, Legacy Celularity sent a notice of deficiency to Sanuwave under the existing license agreement, where Sanuwave had until July 19, 2021 to cure a material breach. This material breach was not cured by Sanuwave and, as a result, the agreement with Sanuwave was terminated.
Exclusive Supply and Distribution Agreements
On May 7, 2021, the Company entered into
a six-year supply
and distribution agreement with Arthrex, Inc. (Arthrex) that includes (i) an exclusive Biovance, Interfyl, and Centaflex license for distribution and commercialization within the United States for the orthopedic surgery and (ii) an exclusive Interfly and Centaflex license for commercialization and distribution within the United States for the acute and chronic non-healing
wound market (the “Arthrex Supply and Distribution Agreement”). The Arthrex Supply and Distribution Agreement will automatically renew for terms of two-year periods unless either party gives notice of non-renewal
at least twelve months advance of the end of the then current term. At least ninety days prior to the start of each calendar quarter, the Company and Arthrex will agree in good faith to a minimum binding forecast based upon projected sales volume by Arthrex for said upcoming calendar quarter for each of the products.
Upon
agreement,

Arthrex shall submit to the Company a purchase order to purchase products for the minimum forecasted quantities. The Company shall invoice Arthrex after the product has been issued and payments for such invoices will be 2%, ten net forty-five
days from the date of the invoice. Upon material breach of the Arthrex Supply and Distribution Agreement either party may deliver such breach to the other party and the notified party will have thirty days to cure such breach. If the notified party fails to cure the material breach of the Arthrex Supply and Distribution Agreement the non-breaching
party may terminate the respective agreement.
Under the Arthrex Supply and Distribution Agreement, the Company and Arthrex will establish a joint steering committee to oversee commercialization activities of the products. Membership of the joint steering committee will be comprised of an equal number of employees of each respective party.
On September 1, 2021, the Company entered into a three-year supply and distribution agreement with Evolution Biologyx, LLC (“Evolution”) that includes an exclusive Interfyl license for the distribution and commercialization within the United States within any medical specialty where Interfyl is administered in an in-office
or
in-patient
setting and is reimbursed through Medicare Part B or any successor, equivalent or similar category established by the Center for Medicare Services or other Government Authority, except in the medical specialty of orthopedic surgery excluding trauma or spine applications in the medical specialty or orthopedic or neurologic surgery (the “Evolution Supply and Distribution Agreement”). The Evolution Supply and Distribution Agreement will automatically renew for terms of two-year
periods unless either party gives notice of
non-renewal
at least twelve months in advance of the current term. Evolution will provide a non-binding
twelve month rolling forecast to the Company. The next forecast is due October 31, 2022, and each October 31 thereafter. At least forty-five days prior to the start of each calendar quarter, the Company and Evolution will agree in good faith to a minimum binding forecast based upon projected sales volume by Evolution for said upcoming calendar quarter for each of the products. The forecast may not deviate to less than 70% for the immediate following quarter, 50% two quarters out, 40% three quarters out, and 25% for full quarters from the original forecasted amount for that specific quarter set forth in the respective agreed upon binding forecast. Upon agreement, Evolution shall submit to the Company a purchase order to purchase products for the minimum binding forecasted quantities. The Company shall invoice Evolution after the product has been issued and payments for such invoices will be 50% upon receipt and acceptance of purchase order and 50% 2%, ten net forty-five days from the date of invoice. The Evolution Supply and Distribution Agreement may be terminated by (i) material breach of the Evolution Supply and Distribution Agreement and subsequent failure to cure the material breach within thirty days of notice of material breach and (ii) otherwise mutually agreed in writing by the Company and Evolution.